Fair value measurement	6 Months Ended
Apr. 30, 2023
Text block [abstract]
Fair value measurement
Note 3.    Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2023	Financial assets
Apr. 30	Cash and deposits with banks	$52,941	$350	$–	$–	$53,291	$53,291	$–
	Securities	64,641	69,417	–	58,945	193,003	191,675	(1,328)
	Cash collateral on securities borrowed	10,257	–	–	–	10,257	10,257	–
	Securities purchased under resale agreements	58,248	11,542	–	–	69,790	69,790	–
	Loans
	Residential mortgages	270,973	2	–	–	270,975	265,932	(5,043)
	Personal	44,141	–	–	–	44,141	44,050	(91)
	Credit card	16,391	–	–	–	16,391	16,459	68
	Business and government	195,595	125	169	–	195,889	195,555	(334)
	Derivative instruments	–	28,964	–	–	28,964	28,964	–
	Customers’ liability under acceptances	10,877	–	–	–	10,877	10,877	–
	Other assets	19,708	–	–	–	19,708	19,708	–
	Financial liabilities
	Deposits
	Personal	$223,197	$–	$13,468	$–	$236,665	$236,397	$(268)
	Business and government	377,286	–	17,664	–	394,950	395,377	427
	Bank	24,784	–	–	–	24,784	24,784	–
	Secured borrowings	47,904	–	1,614	–	49,518	49,394	(124)
	Derivative instruments	–	36,401	–	–	36,401	36,401	–
	Acceptances	10,907	–	–	–	10,907	10,907	–
	Obligations related to securities sold short	–	16,731	–	–	16,731	16,731	–
	Cash collateral on securities lent	5,677	–	–	–	5,677	5,677	–
	Obligations related to securities sold under repurchase agreements	72,759	–	3,252	–	76,011	76,011	–
	Other liabilities	17,659	123	21	–	17,803	17,803	–
	Subordinated indebtedness	6,615	–	–	–	6,615	6,739	124
2022	Financial assets
Oct. 31	Cash and deposits with banks	$62,193	$1,668	$–	$–	$63,861	$63,861	$–
	Securities	52,484	67,296	–	56,099	175,879	173,663	(2,216)
	Cash collateral on securities borrowed	15,326	–	–	–	15,326	15,326	–
	Securities purchased under resale agreements	53,626	15,587	–	–	69,213	69,213	–
	Loans
	Residential mortgages	269,409	4	–	–	269,413	262,865	(6,548)
	Personal	44,527	–	–	–	44,527	44,394	(133)
	Credit card	15,695	–	–	–	15,695	15,775	80
	Business and government	186,485	758	205	–	187,448	186,967	(481)
	Derivative instruments	–	43,035	–	–	43,035	43,035	–
	Customers’ liability under acceptances	11,574	–	–	–	11,574	11,574	–
	Other assets	26,387	–	–	–	26,387	26,387	–
	Financial liabilities
	Deposits
	Personal	$220,244	$–	$11,851	$–	$232,095	$231,532	$(563)
	Business and government	383,502	–	13,686	–	397,188	397,145	(43)
	Bank	22,523	–	–	–	22,523	22,523	–
	Secured borrowings	44,110	–	1,656	–	45,766	45,507	(259)
	Derivative instruments	–	52,340	–	–	52,340	52,340	–
	Acceptances	11,586	–	–	–	11,586	11,586	–
	Obligations related to securities sold short	–	15,284	–	–	15,284	15,284	–
	Cash collateral on securities lent	4,853	–	–	–	4,853	4,853	–
	Obligations related to securities sold under repurchase agreements	73,084	–	4,087	–	77,171	77,171	–
	Other liabilities	19,830	102	22	–	19,954	19,954	–
	Subordinated indebtedness	6,292	–	–	–	6,292	6,329	37

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2023 Apr. 30	2022 Oct. 31	2023 Apr. 30	2022 Oct. 31	2023 Apr. 30	2022 Oct. 31	2023 Apr. 30	2022 Oct. 31
Financial assets
Deposits with banks	$–	$–	$350	$1,668	$–	$–	$350	$1,668
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	1,136	2,611	25,255	25,539	–	–	26,391	28,150
Corporate debt	–	–	3,454	3,609	2	2	3,456	3,611
Mortgage- and asset-backed	–	–	3,184	3,656	229	207	3,413	3,863
	1,136	2,611	31,893	32,804	231	209	33,260	35,624
Loans mandatorily measured at FVTPL
Business and government	–	–	114	276	180 (1)	687 (1)	294	963
Residential mortgages	–	–	2	4	–	–	2	4
	–	–	116	280	180	687	296	967
Debt securities measured at FVOCI
Government issued or guaranteed	4,684	4,888	45,243	42,200	–	–	49,927	47,088
Corporate debt	–	–	6,690	6,967	–	–	6,690	6,967
Mortgage- and asset-backed	–	–	1,733	1,522	–	–	1,733	1,522
	4,684	4,888	53,666	50,689	–	–	58,350	55,577
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	35,367	30,962	792	773	593	459	36,752	32,194
Securities purchased under resale agreements measured at FVTPL	–	–	11,542	15,587	–	–	11,542	15,587
Derivative instruments
Interest rate	1	6	6,980	8,249	50	18	7,031	8,273
Foreign exchange	–	–	12,341	21,297	24	–	12,365	21,297
Credit	–	–	14	14	45	45	59	59
Equity	3,476	2,776	1,860	2,345	6	4	5,342	5,125
Precious metal and other commodity	26	94	4,141	8,187	–	–	4,167	8,281
	3,503	2,876	25,336	40,092	125	67	28,964	43,035
Total financial assets	$44,690	$41,337	$123,695	$141,893	$1,129	$1,422	$169,514	$184,652
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(32,548)	$(26,908)	$(342)	$(409)	$(32,890)	$(27,317)
Obligations related to securities sold short	(5,589)	(5,499)	(11,142)	(9,785)	–	–	(16,731)	(15,284)
Obligations related to securities sold under repurchase agreements	–	–	(3,252)	(4,087)	–	–	(3,252)	(4,087)
Derivative instruments
Interest rate	(2)	(1)	(10,988)	(12,850)	(768)	(1,533)	(11,758)	(14,384)
Foreign exchange	–	–	(14,812)	(27,229)	–	–	(14,812)	(27,229)
Credit	–	–	(19)	(13)	(50)	(50)	(69)	(63)
Equity	(3,264)	(3,220)	(3,301)	(3,151)	(3)	(3)	(6,568)	(6,374)
Precious metal and other commodity	(84)	(365)	(3,110)	(3,925)	–	–	(3,194)	(4,290)
	(3,350)	(3,586)	(32,230)	(47,168)	(821)	(1,586)	(36,401)	(52,340)
Total financial liabilities	$(8,939)	$(9,085)	$(79,172)	$(87,948)	$(1,163)	$(1,995)	$(89,274)	$(99,028)
(1)	Includes $169 million related to loans designated at FVTPL (October 31, 2022: $205 million).
(2)
Comprises deposits designated at FVTPL of $32,441 million (October 31, 2022: $26,802 million), net bifurcated embedded derivative liabilities of $305 million (October 31, 2022: $391 million), other liabilities designated at FVTPL of $21 million (October 31, 2022: $22 million), and other financial liabilities measured at fair value of $123 million (October 31, 2022: $102 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended April 30, 2023, we transferred $2,166 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and $372 million from Level 2 to Level 1, and $954 million of securities sold short from Level 1 to Level 2 and $22 million
from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities (for the quarter ended January 31, 2023, $838 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and $336 million from Level 2 to Level 1, and $648 million of securities sold short from Level 1 to Level 2 and no transfers from Level 2 to Level 1
; for the quarter ended April 30, 2022, $736 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and no transfers from Level 2 to Level 1
, $176 million of securities sold short from Level 1 to Level 2 and no transfers from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended April 30, 2023, January 31, 2023, and April 30, 2022, primarily due to changes in the assessment of the observability of certain correlation and market volatility and probability inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	305	–	–		–	–	–	4	(80)	229
Loans mandatorily measured at FVTPL
Business and government	374	–	2		3	–	–	(11)	(188)	180
Corporate equity mandatorily measured at FVTPL and designated at FVOCI
	478	–	26		9	–	–	142	(62)	593
Derivative instruments
Interest rate	43	–	2		–	–	–	5	–	50
Foreign exchange	–	–	24		–	–	–	–	–	24
Credit	44	(1)	2		–	–	–	–	–	45
Equity	6	–	–		–	2	–	1	(3)	6
Total assets	$1,252	$(1)	$56		$12	$2	$–	$141	$(333)	$1,129
Deposits and other liabilities (5)	$(428)	$(12)	$40		$–	$(2)	$2	$(20)	$78	$(342)
Derivative instruments
Interest rate	(753)	–	(36)		–	–	8	–	13	(768)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(49)	1	(2)		–	–	–	–	–	(50)
Equity	(5)	–	–		–	(1)	3	–	–	(3)
Total liabilities	$(1,235)	$(11)	$2		$–	$(3)	$13	$(20)	$91	$(1,163)
Jan. 31, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	207	–	–		–	–	–	102	(4)	305
Loans mandatorily measured at FVTPL
Business and government	687	–	4		(8)	–	–	(37)	(272)	374
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	459	1	9		–	–	–	26	(17)	478
Derivative instruments
Interest rate	18	–	23		–	–	–	2	–	43
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	45	–	(1)		–	–	–	–	–	44
Equity	4	–	–		–	–	(2)	4	–	6
Total assets	$1,422	$1	$35		$(8)	$–	$(2)	$97	$(293)	$1,252
Deposits and other liabilities (5)	$(409)	$7	$(63)		$–	$–	$2	$(9)	$44	$(428)
Derivative instruments
Interest rate	(1,533)	–	387		–	–	378	(3)	18	(753)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(50)	–	1		–	–	–	–	–	(49)
Equity	(3)	–	(1)		–	–	–	(1)	–	(5)
Total liabilities	$(1,995)	$7	$324		$–	$–	$380	$(13)	$62	$(1,235)
Apr. 30, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	86	–	–		–	–	–	61	(37)	110
Loans mandatorily measured at FVTPL
Business and government	640	–	(7)		6	–	–	–	(69)	570
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (6)	454	–	–		31	–	–	18	(22)	481
Derivative instruments
Interest rate	25	–	(8)		–	–	–	–	–	17
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	43	(2)	1		–	–	–	–	–	42
Equity	16	1	(1)		–	–	(13)	1	(2)	2
Total assets	$1,266	$(1)	$(15)		$37	$–	$(13)	$80	$(130)	$1,224
Deposits and other liabilities (5)	$(811)	$(15)	$38		$–	$–	$1	$(85)	$178	$(694)
Derivative instruments
Interest rate	(213)	–	(522)		–	–	–	–	(9)	(744)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(48)	2	(1)		–	–	–	–	–	(47)
Equity	(16)	–	–		–	–	13	(1)	3	(1)
Total liabilities	$(1,088)	$(13)	$(485)		$–	$–	$14	$(86)	$172	$(1,486)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $76 million (January 31, 2023: $75 million; April 30, 2022: $107 million), net bifurcated embedded derivative liabilities of $245 million (January 31, 2023: $344 million; April 30, 2022: $488 million) and other liabilities designated at FVTPL of $21 million (January 31, 2023: $9 million; April 30, 2022: $99 million).

(6)	Certain information has been reclassified to conform to the current period presentation.

		Net gains (losses) included in income (1)
$ millions, for the six months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI	(4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–		$–	$–	$–	$–	$2
Mortgage- and asset-backed	207	–	–		–		–	–	106	(84)	229
Loans mandatorily measured at FVTPL Business and government	687	–	6		(5)		–	–	(48)	(460)	180
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	459	1	35		9		–	–	168	(79)	593
Derivative instruments
Interest rate	18	–	25		–		–	–	7	–	50
Foreign exchange	–	–	24		–		–	–	–	–	24
Credit	45	(1)	1		–		–	–	–	–	45
Equity	4	–	–		–		2	(2)	5	(3)	6
Total assets	$1,422	$–	$91		$4		$2	$(2)	$238	$(626)	$1,129
Deposits and other liabilities (5)	$(409)	$(17)	$(9)		$–		$(2)	$2	$(29)	$122	$(342)
Derivative instruments
Interest rate	(1,533)	–	351		–		–	386	(3)	31	(768)
Foreign exchange	–	–	–		–		–	–	–	–	–
Credit	(50)	1	(1)		–		–	–	–	–	(50)
Equity	(3)	–	(1)		–		(1)	3	(1)	–	(3)
Total liabilities	$(1,995)	$(16)	$340		$–		$(3)	$391	$(33)	$153	$(1,163)
Apr. 30, 2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–		$–	$–	$–	$–	$2
Mortgage- and asset-backed	55	–	–		–		–	–	93	(38)	110
Loans mandatorily measured at FVTPL Business and government
	1,038	–	(10)		23		–	–	–	(481)	570
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (6)
	396	–	–		78		–	–	45	(38)	481
Derivative instruments
Interest rate	35	–	(19)		–		–	–	–	1	17
Foreign exchange	–	–	–		–		–	–	–	–	–
Credit	49	(7)	–		–		–	–	–	–	42
Equity	13	1	(2)		–		10	(21)	3	(2)	2
Total assets	$1,588	$(6)	$(31)		$101		$10	$(21)	$141	$(558)	$1,224
Deposits and other liabilities (5)	$(742)	$(7)	$(118)		$–		$–	$3	$(106)	$276	$(694)
Derivative instruments
Interest rate	(136)	–	(604)		–		–	2	–	(6)	(744)
Foreign exchange	–	–	–		–		–	–	–	–	–
Credit	(54)	7	–		–		–	–	–	–	(47)
Equity	(77)	–	–		–		–	73	(3)	6	(1)
Total liabilities	$(1,009)	$–	$(722)		$–		$–	$78	$(109)	$276	$(1,486)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $76 million (April 30, 2022: $107 million), net bifurcated embedded derivative liabilities of $245 million (April 30, 2022: $488 million) and other liabilities designated at FVTPL of $21 million (April 30, 2022: $99 million).

(6)	Certain information has been reclassified to conform to the current period presentation.
Financial instruments designated at FVTPL (FVO)
A net loss of $12 million, net of hedges for the three months ended April 30, 2023 (a net loss of $8 million and a net gain of $4 million for the three months ended January 31, 2023 and April 30, 2022, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net loss of $20 million, net of hedges for the six months ended April 30, 2023 was realized for FVO assets and FVO liabilities (a net gain of $29 million for the six months ended April 30, 2022).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.